Components of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2013 Allocated Long-term Debt	Jan. 28, 2013 Senior Notes	Mar. 31, 2013 Senior Notes Senior Notes 1.150% due 2016	Jan. 28, 2013 Senior Notes Senior Notes 1.150% due 2016	Mar. 31, 2013 Senior Notes Senior Notes 1.875% due 2018	Jan. 28, 2013 Senior Notes Senior Notes 1.875% due 2018	Mar. 31, 2013 Senior Notes Senior Notes 3.250% due 2023	Jan. 28, 2013 Senior Notes Senior Notes 3.250% due 2023	Mar. 31, 2013 Senior Notes Senior Notes 4.700% due 2043	Jan. 28, 2013 Senior Notes Senior Notes 4.700% due 2043	Dec. 31, 2012 Prior To Initial Public Offering	Dec. 31, 2012 Prior To Initial Public Offering Allocated Long-term Debt	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes Senior Notes 1.150% due 2016	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes Senior Notes 1.875% due 2018	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes Senior Notes 3.250% due 2023	Dec. 31, 2012 Prior To Initial Public Offering Senior Notes Senior Notes 4.700% due 2043
Debt Instrument [Line Items]
Total long-term debt	$ 3,650		$ 582		$ 0	$ 3,650	$ 400	$ 400	$ 750	$ 750	$ 1,350	$ 1,350	$ 1,150	$ 1,150	$ 509	$ 509	$ 0	$ 0	$ 0	$ 0
Unamortized debt discount	(10)														0
Long-term debt	$ 3,640	[1]	$ 0	[1]											$ 509

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.